Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000252454 | Clearway Energy Operating LLC - USA-18539UAC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000252454 | Cloud Software Group, Inc. - USA-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252454 | EchoStar Corp. - USA-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252454 | DISH Network Corp. - USA-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Medline Borrower LP - USA-62482BAB8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | TransDigm, Inc. - USA-893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | NCR Atleos Corp. - USA-638962AA8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer - USA-01883LAE3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | OneMain Finance Corp. - USA-682691AH3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000252454 | Senior Loans
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000252454 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000252455 | EchoStar Corp. - USA-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Medline Borrower LP - USA-62482BAB8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252455 | Venture Global Plaquemines LNG LLC - USA-922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | Cloud Software Group, Inc. - USA-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | McAfee Corp. - USA-579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | XPLR Infrastructure Operating Partners LP - USA-65342QAM4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Ally Financial, Inc. - USA-02005NBY5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Venture Global LNG, Inc. - USA-92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | OneMain Finance Corp. - USA-682691AE0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Frontier Communications Holdings LLC - USA-35908MAE0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252455 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	96.60%